Dividend income	12 Months Ended
Dec. 31, 2017
Dividend income Abstract
Dividend income

40.   Dividend income

Dividend income includes the dividends and payments on equity instruments out of profits generated by investees after the acquisition of the equity interest.

The detail of Income from dividends as follows:

	Millions of euros
	2017	2016	2015
Dividend income classified as:
Financial assets held for trading	234	217	266
Financial assets available-for-sale	150	196	189
	384	413	455